Employee Benefit Plan	12 Months Ended
Dec. 31, 2025
Employee Benefit Plan [Abstract]
EMPLOYEE BENEFIT PLAN
23.	EMPLOYEE BENEFIT PLAN

Full time employees of the Group in the PRC participate in a government-mandated defined contribution plan pursuant to which certain pension benefits, medical care, unemployment insurance, employee housing fund and other welfare benefits are provided to employees. The Group accrues for these benefits based on certain percentages of the employees’ salaries. The total contribution for such employee benefits were RMB68,192, RMB72,867 and RMB90,939 for the years ended December 31, 2023, 2024 and 2025, respectively.